Earnings Per Share	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three-month periods ended March 31, 2012 and 2011:

	For the three months ended March 31,

	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$370,498	$220,701
less:
Dividend preference on Preference shares	26	27
Income available to all classes of shares	$370,472	$220,674

Denominators:
Weighted average number of:
Ordinary shares outstanding	300,205,126	298,292,972
Preference shares outstanding	3,966,001	3,957,435
Total weighted average shares outstanding	304,171,127	302,250,407
Potentially dilutive Ordinary shares	2,423,102	1,950,556
Potentially dilutive Preference shares	19,063	20,394
Total weighted average Ordinary shares outstanding assuming dilution	302,628,228	300,243,528
Total weighted average Preference shares outstanding assuming dilution	3,985,064	3,977,829

Basic income per Ordinary share	$1.22	$0.73
Plus preference per Preference shares	0.00	0.01
Basic income per Preference share	$1.22	$0.74

Fully diluted income per Ordinary share	$1.21	$0.73
Plus preference per Preference shares	0.00	0.00
Fully diluted income per Preference share	$1.21	$0.73